Fair Value Measurements (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2015
Liabilities
Warrant liability	$ 4,128,727
Fair value measurements recurring basis | Level 1
Liabilities
Stock-based compensation liability
Warrant liability
Fair value measurements recurring basis | Level 2
Liabilities
Stock-based compensation liability
Warrant liability
Fair value measurements recurring basis | Level 3
Liabilities
Stock-based compensation liability		$ 12,726,722
Warrant liability	$ 4,128,727